As filed with the Securities and Exchange Commission on February 28, 2011

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 1, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PROSPECTUS Managers AMG Funds

• Trilogy Global Equity Fund

Investor Class: —	Service Class: TLGSX	Institutional Class: TLGIX

• Trilogy Emerging Markets Equity Fund

Investor Class: —	Service Class: TLESX	Institutional Class: TLEIX

• Trilogy International Small Cap Fund

Investor Class: —	Service Class: TLSSX	Institutional Class: TLSIX

P067-0311

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

3-11	SUMMARY OF THE FUNDS

Trilogy Global Equity Fund

Trilogy Emerging Markets Equity Fund

Trilogy International Small Cap Fund

12-21	ADDITIONAL INFORMATION ABOUT THE FUNDS

Trilogy Global Equity Fund

Trilogy Emerging Markets Equity Fund

Trilogy International Small Cap Fund

Summary of the Funds’ Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

Past Performance of Other Trilogy Global Equity Accounts

Past Performance of Other Trilogy Emerging Markets Equity Accounts

Past Performance of Other Trilogy International Small Cap Accounts

23-30	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Investing Through an Intermediary

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

31	FINANCIAL HIGHLIGHTS

33	HOW TO CONTACT US

Managers Investment Group

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE FUNDS

Trilogy Global Equity Fund

INVESTMENT OBJECTIVE

The Trilogy Global Equity Fund’s (the “Fund” or “Global Equity Fund”) investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.87%	0.87%	0.67%
Total Annual Fund Operating Expenses	1.57%	1.32%	1.12%
Fee Waiver and Expense Reimbursements[2]	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.50%	1.25%	1.05%

[1]	Because the Fund is new, “Other Expenses” are based on estimates for the current fiscal year.
[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.00% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.50%, 1.25% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$153	$489
Service Class	$127	$411
Institutional Class	$107	$349

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund has no reportable portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.

Managers Investment Group	3

SUMMARY OF THE FUNDS

The Fund may allocate investments across all market capitalizations, but investments generally will be in large- and medium- sized companies. The Subadvisor may invest up to 20% of the Fund’s net assets in securities of issuers located in emerging markets countries. The Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 80 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:

•	Earnings growth drives equity returns over the long term.

•	Early-stage and traditional growth companies provide the greatest opportunity.

•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.

•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

4	Managers Investment Group

SUMMARY OF THE FUNDS

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Trilogy Global Advisors, LP (“Trilogy”)

Portfolio Managers

William Sterling

Chairman and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

Robert Beckwitt

Managing Director and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

Gregory J. Gigliotti

Managing Director and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $1,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100

Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 1.800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

SUMMARY OF THE FUNDS

Trilogy Emerging Markets Equity Fund

INVESTMENT OBJECTIVE

The Trilogy Emerging Markets Equity Fund’s (the “Fund” or “Emerging Markets Equity Fund”) investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	1.17%	1.17%	0.97%
Total Annual Fund Operating Expenses	2.12%	1.87%	1.67%
Fee Waiver and Expense Reimbursements[2]	(0.52)%	(0.52)%	(0.52)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.60%	1.35%	1.15%

[1]	Because the Fund is new, “Other Expenses” are based on estimates for the current fiscal year.
[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.60%, 1.35% and 1.15%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$163	$614
Service Class	$137	$537
Institutional Class	$117	$476

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund has no reportable portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of issuers located in emerging market countries. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. The Fund may allocate investments across different emerging markets countries. The Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded principally in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country. The Fund’s portfolio normally consists of between 60 to 120 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.

6	Managers Investment Group

SUMMARY OF THE FUNDS

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:

•	Earnings growth drives equity returns over the long term.

•	Early-stage and traditional growth companies provide the greatest opportunity.

•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.

•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as small- or mid-capitalization companies.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE

This section would normally include a bar chart and a table showing how the Fund has performed and how its performace has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Trilogy Global Advisors, LP (“Trilogy”)

Portfolio Managers

Pablo Salas

Managing Director and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

William Sterling

Chairman and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

Robert Beckwitt

Managing Director and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $1,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts):

$100 Institutional Class (all accounts): $1,000

Managers Investment Group	7

SUMMARY OF THE FUNDS

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 1.800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8	Managers Investment Group

SUMMARY OF THE FUNDS

Trilogy International Small Cap Fund

INVESTMENT OBJECTIVE

The Trilogy International Small Cap Fund’s (the “Fund” or “International Small Cap Fund”) investment objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Investor Class	Service Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Service Class	Institutional Class
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.76%	0.76%	0.56%
Total Annual Fund Operating Expenses	2.01%	1.76%	1.56%
Fee Waiver and Expense Reimbursements[2]	(0.41)%	(0.41)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.60%	1.35%	1.15%

[1]	Because the Fund is new, “Other Expenses” are based on estimates for the current fiscal year.

[2]

Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the Total Annual Fund Operating Expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.60%, 1.35% and 1.15%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2012. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$163	$591
Service Class	$137	$514
Institutional Class	$117	$452

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund has no reportable portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains its principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.

Managers Investment Group	9

SUMMARY OF THE FUNDS

The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadvisor considers non-U.S. small cap companies to be those with market capitalizations in the range of the MSCI All Country World ex-U.S. Small Cap Index (between $30 million and $4.7 billion as of the latest reconstitution of the Index on December 1, 2010). The Fund may invest in securities of issuers located in emerging markets countries. The Fund’s Subadvisor considers emerging market countries to be any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE Index. The Fund’s portfolio normally consists of between 40 to 100 securities. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depoisitary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.

The Subadvisor uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal market conditions, the Subadvisor seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:

•	Earnings growth drives equity returns over the long term.

•	Early-stage and traditional growth companies provide the greatest opportunity.

•	Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.

•	A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflects future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Trilogy Global Advisors, LP (“Trilogy”)

Portfolio Managers

William Sterling

Chairman and Senior Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

Pablo Salas

Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.

Gregory J. Gigliotti

Managing Director and Senior Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.

Jessica Reuss

Portfolio Specialist, Research Analyst and Portfolio Manager of Trilogy;

Portfolio Manager of the Fund since 03/11.

David Runkle

Director of Quantitative Research and Portfolio Manager of Trilogy; Portfolio Manager of the Fund since 03/11.

10	Managers Investment Group

SUMMARY OF THE FUNDS

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $1,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100 Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 1.800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	11

ADDITIONAL INFORMATION ABOUT THE FUNDS

PORTFOLIO MANAGERS	TRILOGY GLOBAL EQUITY FUND

William Sterling

Chairman and Senior

Portfolio Manager

Robert Beckwitt

Managing Director and Senior

Portfolio Manager

Gregory J. Gigliotti

Managing Director and

Senior Portfolio Manager

See “Fund Management” on page

17 for more information on the

portfolio managers.

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

Trilogy Global Advisors, LP (“Trilogy”) is the Fund’s Subadvisor. The Subadvisor’s initial investment screen identifies stocks with market capitalizations above $1 billion and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Looking to gain exposure to non-U.S. equities.

•    Seeking capital appreciation.

•    Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES

Because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

12	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

TRILOGY EMERGING MARKETS EQUITY FUND	PORTFOLIO MANAGERS

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

Trilogy is the Fund’s Subadvisor. The Subadvisor’s initial investment screen identifies stocks with market capitalizations above $700 million and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Looking to gain exposure to emerging market equity investments.

•    Seeking potential capital appreciation.

•    Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES

Because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

Pablo Salas

Managing Director and Senior

Portfolio Manager

William Sterling

Chairman and Senior Portfolio Manager

Gregory J. Gigliotti

Managing Director and Senior Portfolio Manager

See “Fund Management” on page 17 for more information on the portfolio managers.

Managers Investment Group	13

ADDITIONAL INFORMATION ABOUT THE FUNDS

PORTFOLIO MANAGERS	TRILOGY INTERNATIONAL SMALL CAP FUND

William Sterling

Chairman and Senior Portfolio Manager

Gregory J. Gigliotti

Managing Director and Senior Portfolio Manager

Pablo Salas

Managing Director and Senior

Portfolio Manager

Jessica Reuss

Portfolio Specialist, Research Analyst

and Portfolio Manager

David Runkle

Director of Quantitative Research

and Portfolio Manager

See “Fund Management” on page 17 for more information on the portfolio managers.

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

Trilogy is the Fund’s Subadvisor. The Subadvisor’s initial investment screen identifies stocks with market capitalizations above $400 million and reasonable debt-to-equity ratios. Trilogy utilizes proprietary quantitative and qualitative screens to narrow down the universe of stocks that meet specific growth metrics. The Subadvisor then focuses on the “best ideas” for the Fund by analyzing individual securities, establishing price targets and developing a buy list. The portfolio management team then identifies stocks by integrating judgment of the upside return and downside risk potential of each security with global risk analysis. Regional and sector portfolio weights are driven primarily by the Subadvisor’s bottom up research process, subject to broad diversification constraints.

The Subadvisor’s sell discipline is driven by the target prices established for each security. Stocks are sold when the target price is achieved, a more compelling idea is identified, the fundamentals deteriorate or a “high risk event” becomes a concern.

The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or it has at least 50% of its assets in an emerging market country.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•    Looking to gain exposure to non-U.S. small cap companies.

•    Seeking capital appreciation.

•    Willing to accept short-term volatility of returns.

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES

Because Investor Class, Service Class, and Institutional Class shares are authorized to pay up to 0.25%, 0.25%, and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

14	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

THE FUNDS’ PRINCIPAL RISKS

This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The Funds may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

CURRENCY RISK

(All Funds)

The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

EMERGING MARKETS RISK

(All Funds)

Investments in emerging markets securities involve all of the risks of investments in foreign securities (see Foreign Securities Risk below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FOREIGN SECURITIES RISK

(All Funds)

Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities can perform differently from U.S. securities.

GROWTH STOCK RISK

(All Funds)

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

LARGE-CAPITALIZATION STOCK RISK

(Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund)

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

LIQUIDITY RISK

(All Funds)

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Managers Investment Group	15

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

MARKET RISK

(All Funds)

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

POLITICAL RISK

(All Funds)

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

SMALL-CAPITALIZATION STOCK RISK

(Trilogy International Small Cap Fund)

The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small–capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small–capitalization companies are out of favor.

SMALL- AND MID-CAPITALIZATION STOCK RISK

(Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund)

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and mid–capitalization companies may underper-form other stock funds (such as large-company stock funds) when stocks of small- and mid–capitalization companies are out of favor.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments and, therefore, may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated March 1, 2011 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

As described in each Fund’s summary section of this Prospectus, each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

16	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

FUND MANAGEMENT

Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of Trilogy, the Subadvisor to the Funds. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment advisors (the “Subadvisors”) to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by each Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors or the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of each Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

Trilogy Global Advisors, LP has day-to-day responsibility for managing each Fund’s portfolio. Trilogy, located at 1114 Avenue of the Americas, 28th Floor, New York, New York 10036, is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of December 31, 2010, Trilogy had approximately $16.5 billion in assets under management. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in Trilogy.

TRILOGY GLOBAL EQUITY FUND

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at Trilogy. William Sterling, Robert Beckwitt and Gregory Gigliotti serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Each portfolio manager has served as a co-manager of the

Fund since its inception. Mr. Sterling has served as a Chairman and Senior Portfolio Manager of Trilogy since 1999. Mr. Beckwitt has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2001. Mr. Gigliotti has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2002.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.

TRILOGY EMERGING MARKETS EQUITY FUND

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at Trilogy. Pablo Salas, William Sterling, and Robert Beckwitt serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Each portfolio manager has served as a co-manager of the Fund since its inception. Mr. Salas has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2005. Mr. Sterling has served as a Chairman and Senior Portfolio Manager of Trilogy since 1999. Mr. Beckwitt has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2001.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.

TRILOGY INTERNATIONAL SMALL CAP FUND

The Fund is managed by a team of portfolio managers, analysts and other investment professionals at Trilogy. William Sterling, Pablo Salas, Gregory Gigliotti, Jessica Reuss and David Runkle serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Each portfolio manager has served as a co-manager of the Fund since its inception. Mr. Sterling has served as a Chairman and Senior Portfolio Manager of Trilogy since 1999. Mr. Salas has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2005. Mr. Gigliotti has served as a Managing Director and Senior Portfolio Manager of Trilogy since 2002. Ms. Reuss has served as a Product Specialist, Research Analyst and Portfolio Manager of Trilogy since 2006. Prior to joining Trilogy in 2006, Ms. Reuss was an equity analyst at Kornitzer Capital Management for 1 year. Mr. Runkle has served as a Director of Quantitative Research and Portfolio Manager of Trilogy since 2007. Prior to joining Trilogy in 2007, Mr. Runkle was an investment research manager at Piper Jaffray for 5 years.

Managers Investment Group	17

ADDITIONAL INFORMATION ABOUT THE FUNDS

FUND MANAGEMENT (CONTINUED)

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Trilogy all or a portion of this fee for its services as Subadvisor.

ADDITIONAL INFORMATION

In addition to the expense limitation for each Fund discussed under “Fees and Expenses of the Fund” above, from time to time in the future Trilogy may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee. Under its Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives compensation from Trilogy for its administrative services to the Funds pursuant to a separate agreement between the Investment Manager and Trilogy.

Additional information regarding other accounts managed by the Portfolio Managers, the compensation of the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the Funds’ SAI. A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor will be available in the Funds’ Semi-Annual Report to shareholders for the period ending April 30, 2011.

18	Managers Investment Group

            ADDITIONAL INFORMATION ABOUT THE FUNDS

PAST PERFORMANCE OF OTHER TRILOGY GLOBAL EQUITY ACCOUNTS

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary institutional and mutual fund accounts (the “Accounts”) (including sub-advisory relationships) with investment objectives, policies and strategies substantially similar to those of the Fund, managed by Trilogy for at least one full month, having a minimum account size of $2 million with emerging markets exposure between 0% and 20% (the “Composite” or the “Trilogy Global Equity Composite”). Derivative instruments are occasionally used to increase or decrease regional exposure and/or to hedge currency risk. The performance information shows changes in the Composite’s performance from year to year and how the Composite’s performance compares over the same periods to the performance of the Fund’s benchmark, the MSCI World Index. Performance of the Composite has been adjusted to give effect on a quarterly basis to the Fund’s Institutional Class fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. The inception date of the Composite is August 31, 1999.

The table illustrates how the performance of the Composite has varied since January 1, 2000, assuming reinvestment of all dividend and capital gain distributions. The investment results of the Composite presented below are unaudited. In addition, none of the Accounts are subject to certain investment limitations, diversification require-

ments and other restrictions imposed by the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Code”), each as amended. Consequently, the performance results for the Composite could have been adversely affected if all of the accounts included in the Composite had been regulated as investment companies under the federal securities laws. Trilogy has calculated returns for the Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the SEC.

The performance shown below is provided solely to illustrate Trilogy’s performance in managing the Accounts, is not the performance of Trilogy Global Equity Fund, and is not indicative of the Fund’s future performance. Had the Fund been in operation during periods for which Composite performance information is shown, the Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Accounts is not indicative of future rates of return and is no indication of future performance of the Fund.

Calendar Year Total Returns as of 12/31/10

Average Annual Total Returns as of 12/31/10

	1 Year	5 Years	10 Years
Trilogy Global Equity Composite	14.90%	0.83%	1.51%
MSCI All Country World Index	11.76%	2.43%	2.31%

[1]	The MSCI All Country World Index (“MSCI World”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Managers Investment Group	19

ADDITIONAL INFORMATION ABOUT THE FUNDS

PAST PERFORMANCE OF OTHER TRILOGY EMERGING MARKETS ACCOUNTS

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary institutional and mutual fund accounts (the “Accounts”) (including sub-advisory relationships) with investment objectives, policies and strategies substantially similar to those of the Fund, managed by Trilogy for at least one full month, having a minimum account size of $2 million (the “Composite” or the “Trilogy Emerging Markets Equity Composite”). Derivative instruments are occasionally used to increase or decrease regional exposure and/or to hedge currency risk. The performance information shows changes in the Composite’s performance from year to year and how the Composite’s performance compares over the same periods to the performance of the Fund’s benchmark, the MSCI Emerging Markets Index. Performance of the Composite has been adjusted to give effect on a quarterly basis to the Fund’s Institutional Class fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. The inception date of the Composite is April 1, 1997.

The table illustrates how the performance of the Composite has varied since January 1, 2000, assuming reinvestment of all dividend and capital gain distributions. The investment results of the Composite presented below are unaudited. In addition, all but 2 of the Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940

Act and the Code, each as amended. Consequently, the performance results for the Composite could have been adversely affected if all of the accounts included in the Composite had been regulated as investment companies under the federal securities laws. Trilogy has calculated returns for the Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the SEC.

The performance shown below is provided solely to illustrate Trilogy’s performance in managing the Accounts, is not the performance of Trilogy Emerging Markets Equity Fund, and is not indicative of the Fund’s future performance. Had the Fund been in operation during periods for which Composite performance information is shown, the Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Accounts is not indicative of future rates of return and is no indication of future performance of the Fund.

Calendar Year Total Returns as of 12/31/10

Average Annual Total Returns as of 12/31/10

	1 Year	5 Years	10 Years
Trilogy Emerging Markets Composite	18.98%	12.49%	15.70%
MSCI Emerging Markets Index	18.88%	12.78%	N/A

[1]	The MSCI Emerging Markets Index (“MSCI EM”) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

20	Managers Investment Group

            ADDITIONAL INFORMATION ABOUT THE FUNDS

PAST PERFORMANCE OF OTHER TRILOGY INTERNATIONAL SMALL CAP ACCOUNTS

The bar chart and table below set forth the investment performance for the periods indicated of all fully discretionary institutional and mutual fund accounts (the “Accounts”) (including sub-advisory relationships) with investment objectives, policies and strategies substantially similar to those of the Fund, managed by Trilogy for at least one full month, having a minimum account size of $2 million (the “Composite” or the “Trilogy International Small Cap Composite”). Derivative instruments are occasionally used to increase or decrease regional exposure and/or to hedge currency risk. The performance information shows changes in the Composite’s performance from year to year and how the Composite’s performance compares over the same periods to the performance of the Fund’s benchmark, the MSCI All Country World ex US Small Cap Index. Performance of the Composite has been adjusted to give effect on a quarterly basis to the Fund’s Institutional Class fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. The inception date of the Composite is August 2005.

The table illustrates how the performance of the Composite has varied since August 2005, assuming reinvestment of all dividend and capital gain distributions. The investment results of the Composite presented below are unaudited. In addition, none of the Accounts are subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, each as amended. Consequently, the performance results for the Composite could have been adversely affected if all of the accounts included in the Composite had been regulated as investment companies under the federal securities laws. Trilogy has calculated returns for the Composite based on Global Investment Performance Standards (GIPS), not in the manner required for mutual funds by the SEC.

The performance shown below is provided solely to illustrate Trilogy’s performance in managing the Accounts, is not the performance of Trilogy International Small Cap Fund, and is not indicative of the Fund’s future performance. Had the Fund been in operation during periods for which Composite performance information is shown, the Fund’s performance may have differed due to factors such as investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Code, differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of the Accounts is not indicative of future rates of return and is no indication of future performance of the Fund.

Calendar Year Total Returns as of 12/31/10

Average Annual Total Returns as of 12/31/10

	1 Year	5 Years
Trilogy International Small Cap Composite	24.95%	9.30%
MSCI All Country World Index Ex US Small Cap	25.21%	7.36%

[1]

The MSCI All Country World Index ex US Small Cap. The MSCI All Country World ex US Small Cap index is an unmanaged index that covers small cap securities in Domestic and Emerging market countries excluding USA (40+ countries).

Managers Investment Group	21

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             SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Funds by purchasing either Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of each Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described on page 27.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign portfolio investments.

Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

Managers Investment Group	23

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

Investors can choose between three share classes when investing in the Funds:

•	Investor Class

•	Service Class

•	Institutional Class

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INVESTOR CLASS SHARES

Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay annual distribution and shareholder service (12b-1) fees of 0.25% . See page 25 for more information on 12b-1 fees.

SERVICE CLASS SHARES

Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page below for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual distribution and shareholder service (12b-1) fees.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.05% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page below for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay annual distribution and shareholder service (12b-1) fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker–dealer, trust company or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of each of the Institutional Class, Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Institutional Class, Investor Class and Service Class shares. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affilicted or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affilicted or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

24	Managers Investment Group

            SHAREHOLDER GUIDE

DISTRIBUTIONS AND SERVICE (12B-1) FEES

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Funds to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover Investor Class sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Class’ NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

REDEMPTION AND EXCHANGE FEE

Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each, an “International Fund” and collectively, the “International Funds” for purposes of this section) will deduct a redemption fee (the “Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:

For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the International Funds are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.

The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis), (3) of shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment Manager, or (4) of shares where the application of the Redemption/Exchange Fee would cause the International Funds, or an asset allocation program of which the International Funds are a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Short-term trades not subject to a Redemption/ Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/ Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.

Fund	Redemption Fee
Trilogy Emerging Markets Equity Fund	2.0%
Trilogy International Small Cap Fund	2.0%

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	25

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares to your account*…	If you wish to sell shares*,†...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o BNY Mellon Investment Servicing

(US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•    Name of the Fund

•    Dollar amount or number of shares you wish to sell

•    Your name

•    Your account number

•    Signatures of all account owners

Mail your letter to:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com. Internet redemptions are available only for redemptions of less than $50,000 for Investor Class shares and Service Class shares and $250,000 for Institutional Class shares.

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.

†

Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

26	Managers Investment Group

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating afflicted companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION

Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 with respect to Investor Class or Service Class shares, or falls below $25,000 with respect to Institutional Class shares, due to redemptions you make, but not until after the Funds give you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

Managers Investment Group	27

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES (CONTINUED)

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. The Funds may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign and emerging market portfolio securities held by the Funds. As a result, these Funds may be targets for investors that seek to capitalize on price arbitrage opportunities. Trilogy International Small Cap Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As described previously, the Funds have adopted fair value procedures to minimize these risks, and the Redemption/ Exchange Fee for each of Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund is intended, in part, to discourage short-term and frequent trading of these Funds’ shares. There may be additional risks due to frequent trading activities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notices the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers funds described above, you also may exchange your shares of the Funds through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”).

28	Managers Investment Group

            SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

In addition, the following restrictions apply:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 30.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

Managers Investment Group	29

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning on or before December 31, 2012.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2012, provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of a Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notices the Funds that the SSN or TIN you provided is incorrect, or the IRS notices the Funds that you have failed to properly report certain interest and dividend income.

OTHER TAX MATTERS

A Fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund’s return on those securities would generally be decreased. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal U.S. income tax return, subject to certain limitations. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

30	Managers Investment Group

             FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s financial performance for the Fund’s periods of operations. Because the Funds commenced operations on or following the date of this prospectus, no financial highlights are shown.

Managers Investment Group	31

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             HOW TO CONTACT US

TRILOGY GLOBAL EQUITY FUND

TRILOGY EMERGING MARKETS EQUITY FUND

TRILOGY INTERNATIONAL SMALL CAP FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Trilogy Global Advisors, LP

1114 Avenue of the Americas, 28th Floor

New York, NY 10036

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	33

PROSPECTUS
Managers AMG Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:
800.835.3879

•	By mail:
Managers AMG Funds
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

•	On the Internet:
Electronic copies are available on our Web site at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and, when available, Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec. gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washing-ton, D.C. For access to the Reference Room, call 202.551.8090.

© 2011 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

managersinvest.com	As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

MANAGERS AMG FUNDS

TRILOGY GLOBAL EQUITY FUND

INSTITUTIONAL CLASS: TLGIX

SERVICE CLASS: TLGSX

INVESTOR CLASS: —

TRILOGY EMERGING MARKETS EQUITY FUND

INSTITUTIONAL CLASS: TLEIX

SERVICE CLASS: TLESX

INVESTOR CLASS: —

TRILOGY INTERNATIONAL SMALL CAP FUND

INSTITUTIONAL CLASS: TLSIX

SERVICE CLASS: TLSSX

INVESTOR CLASS: —

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2011

You can obtain a free copy of the prospectus for each of the Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each a “Fund,” and collectively the “Funds”), dated March 1, 2011 (the “Prospectus”), by calling Managers Investment Group LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com. The Funds’ Prospectus provides basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectus dated March 1, 2011.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers family of funds, which consists of 41 open-end mutual funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II (the “Managers Fund Complex”). The Trust was organized on June 18, 1999.

Each Fund commenced operations as of the date of this SAI, and its initial fiscal year ends on October 31, 2011. Each Fund has established three classes of shares: Institutional Class, Service Class and Investor Class. Investor Class shares of each Fund are not currently being offerred, and there are no such shares currently outstanding.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective and policies. It should be read in conjunction with the Funds’ current prospectus dated March 1, 2011, as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager” or “Managers”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for each Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “Subadvisor” or “Subadvisors”) to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these Subadvisors and researches any potential new Subadvisors for the Funds. Trilogy Global Advisors, LP currently serves as Subadvisor to the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The Trust is an open-end management investment company, and each Fund is a diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

Investment Practices	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund
Borrowing	X	X	X
Cash Equivalents
Bank Obligations	X	X	X
Bankers Acceptances	X	X	X
Certificates of Deposit	X	X	X
Repurchase Agreements	X	X	X
Time Deposits	X	X	X
Commercial Paper	X	X	X
Derivative Instruments	X	X	X
Emerging Market Securities	X	X	X
Equity Investments
Common Stock	X	X	X
Convertible Securities	X	X	X
Depositary Receipts	X	X	X
Preferred Stock	X	X	X
Initial Public Offerings	X	X	X
Foreign Securities	X	X	X
Forward Commitments	X	X	X
Illiquid Investments; Privately Placed and Certain Unregistered Securities	X	X	X
Interfund Lending	X	X	X
Investment Company Securities	X	X	X
Participations	X	X	X
Real Estate Investment Trusts	X	X	X
Reverse Repurchase Agreements	X	X	X
Securities Lending	X	X	X
Structured Notes and Other Hybrid Instruments	X	X	X
United States Government Obligations	X	X	X
Warrants and Rights	X	X	X
When-Issued Securities	X	X	X
Zero Coupon Securities	X	X	X

Investment Techniques and Associated Risks

(1) Borrowing

Each Fund may borrow from banks and enter into reverse repurchase agreements or forward or dollar roll transactions up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed, in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other series of trusts managed by the Investment Manager, and each Fund discussed in this SAI may borrow up to an additional 5% of its total assets for temporary purposes. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. In addition, the Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other funds in the Managers Fund Complex managed by the Investment Manager, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”). Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

(2) Cash Equivalents

The Funds may invest in cash equivalents to the extent that such investments are consistent with the Fund’s investment objectives, policies and restrictions, as discussed in the Funds’ Prospectus. A description of the various types of cash equivalents that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short, and at no time will the Funds enter into a repurchase agreement for a period of more than seven (7) days.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(3) Commercial Paper

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

(4) Derivative Instruments

The following describes certain derivative instruments and products in which the Funds may invest and risks associated therewith.

A Fund might not employ any of the strategies described below or be permitted by applicable law to do so, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

Futures Contracts and Options on Futures Contracts. A Fund may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. A Fund may invest in foreign exchange futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. A Fund may purchase and sell futures contracts on various securities indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities, and related options. Through the use of Index Futures and related options, a Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may enter into futures contracts for the purchase or sale of fixed income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and a Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker.

A Fund will ordinarily be able to close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s (“S&P”) 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indices as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which a Fund may invest will be developed and traded in the future.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to post margin (“initial margin”) with the futures commission merchant executing the transaction. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by a Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Limitations on Use of Futures and Options on Futures. A Fund may only enter into futures contracts or options on futures which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) market exists. A Fund may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the Commodities Futures Trading

Commission), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, a Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor, in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s subadvisor in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

Due to an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), the Funds are not subject to registration or regulation as commodity pool operators under the CEA.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Forward Currency Contracts. A Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian securities considered to be liquid by the subadvisor in accordance with procedures established by the Board of Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may purchase and sell both put options and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies.

A Fund may purchase call options for any purpose. For example, a call option may be purchased by a Fund as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit a Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium.

A Fund may purchase put options for any purpose. For example, a put option may be purchased by the Fund as a short hedge. The put option enables a Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit a Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

A Fund may write call or put options for any purpose. For example, writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, a Fund would suffer a loss. A Fund will segregate assets or otherwise “cover” written call or put options in accordance with applicable Securities and Exchange Commission (“SEC”) guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the underlying security or instrument at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in a Fund’s net asset value being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange traded and OTC options. Exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investments in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds great flexibility to tailor the option to their needs, OTC options generally involve greater risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

A Fund can use both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Foreign Currency Options. A Fund may use currency options to cross-hedge or to increase total return when the subadvisor anticipates that the currency will appreciate or depreciate in value. A Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two party contracts with negotiated strike prices and expiration dates.

Additional Risks of Futures Contracts, Options on Futures Contracts, Options on Securities and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the subadvisor to forecast interest rates and other economic factors correctly. If the subadvisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Swap Agreements. A Fund may engage in swap transactions, including, but not limited to swap agreements on interest rates, security indices, specific securities and currency exchange rates.

A Fund may enter into index swap agreements for purposes of attempting to gain exposure to the securities making up an index in a market without actually purchasing those securities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements will be considered to be illiquid and a Fund’s obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of a Fund’s net assets. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. A Fund will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “high quality” by at least one Nationally Recognized Statistical Rating Organization at the time of entering into such transaction.

Segregated Accounts or Cover. A Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, a Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Participatory Notes and Non-Standard Warrants. From time to time, the Funds may use non-standard warrants, including participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Note about Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.

(5) Emerging Market Securities

Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

(6) Equity Investments

Each Fund may invest in equity securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the OTC market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. The Trilogy International Small Cap Fund may invest to a significant extent in small-capitalization companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

Depositary Receipts. The Funds may invest in depositary receipts, including, but not limited to, Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Non-Voting Depositary Receipts (“NVDRs”). GDRs are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. ADRs are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. EDRs are European receipts evidencing a similar arrangement. NVDRs are trading instruments issued by the Thai NVDR Company Limited, a subsidiary wholly owned by The Stock Exchange of Thailand (the “SET”), intended to stimulate trading activity in the Thai stock market. NVDRs are automatically regarded as listed securities in the SET. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in

U.S. or non-U.S. markets. Positions in GDRs, ADRs and EDRs are not necessarily denominated in the same currency as the common stocks into which they may be converted. With respect to investments in NVDRs, investors will receive all financial benefits, e.g., dividends and right issues, as if they had invested in a company’s ordinary shares, except that NVDR holders do not have the voting rights associated with the shares.

Investing in depositary receipts presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its depositary receipts, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. Unsponsored depositary receipts are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored depositary receipts may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored depositary receipts.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Initial Public Offerings (“IPOs”). Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

(7) Foreign Securities

Each Fund may invest in foreign securities, subject to the limitations described below. Each Fund may invest in foreign issuers or in securities principally traded outside the United States, including emerging markets securities. Each Fund may invest in securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above.

Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund’s interest and dividend income from foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. United States shareholders in a Fund may be entitled to a credit or deduction for United States federal income tax purposes, for their pro rata portion of foreign income taxes paid by the Fund. See “Certain Federal Income Tax Matters” below.

The risks of foreign investing are of greater concern in the case of investments in emerging markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Emerging Market Securities” above.

(8) Forward Commitments

Each Fund may make contracts to purchase securities on a forward commitment basis for a fixed price at a future date beyond the customary settlement period for such securities (“forward commitments”) if the Fund segregates liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to the amount of the Fund’s commitments. Forward commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term capital gains or losses upon such disposition. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

(9) Illiquid Investments; Privately Placed and Certain Unregistered Securities

Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security’s value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(10) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another fund in the Managers Funds Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the Managers Funds Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another fund in the Managers Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(11) Investment Company Securities.

The Funds may invest some portion of their assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objectives of the Funds or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and Subadvisor for each Fund will consider such fees in determining whether to invest in other mutual funds. A Fund will invest only in investment companies that do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, each Fund’s investments in investment companies are limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). Each Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, each Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. Each Fund will notify its shareholders prior to initiating such an arrangement.

The Funds may seek to invest in ETFs beyond the Limitation pursuant to agreements with ETFs, provided that the Funds comply with the terms and conditions of the agreement with each ETF and the ETF’s exemptive order with the SEC.

(12) Participations

Each Fund may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be “issuers” of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to a Fund as a property owner.

In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of a Fund may be subject to claims of the lead bank’s creditors. A Fund’s ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund’s limit on illiquid investments.

(13) Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(14) Reverse Repurchase Agreements

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. A Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(15) Securities Lending

Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

(16) Structured Notes and Other Hybrid Instruments

The Funds may invest in structured notes as part of their overall investment strategy. Structured notes are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indices reflecting bonds. Depending on the terms of the note, a Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. Like other sophisticated strategies, a Fund’s use of structured notes may not work as intended; for example, by reducing the duration of the Fund’s portfolio, structured notes may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline). Structured instruments may be considered illiquid.

The Funds may invest, as part of their overall investment strategy, in other types of “hybrid” instruments that combine the characteristics of securities, futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

(17) United States Government Obligations

Each Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

Each Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, a Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which a Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(18) Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

(19) When-Issued Securities

Each Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

In connection with these transactions, a Fund will maintain a segregated account with the custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against changes in interest rates.

(20) Zero Coupon Securities

Each Fund may invest in zero coupon securities. “Zero coupon” securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

A Fund is required to accrue and distribute imputed income from zero coupon securities on a current basis, even though it does not receive the income currently. A Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund’s assets, increase its expense ratio and decrease its rate of return.

Diversification Requirements for the Funds

The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. Because a non-diversified Fund can invest a greater percentage of its assets in a small number of issuers or a single issuer, investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of a Fund’s total assets (including the amount borrowed) taken at market value from banks, through reverse repurchase agreements or forward or dollar roll transactions or through an interfund lending program with other series of trusts managed by the Investment Manager, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that each Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except each Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that each Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of trusts managed by the Investment Manager provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of a Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or the Funds’ Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Funds.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with each Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with each Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

Because the Funds commenced operations on or following the date of this SAI, there is no information available for portfolio turnover rates for each Fund.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of a Fund’s shareholders. Each Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of the following month by posting this information on its Website. The

Chief Compliance Officer of a Fund may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of a Fund that the disclosures are in the best interests of the Fund’s shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of a Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of a Fund’s shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about a Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor (Trilogy Global Advisors, LP); the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printers (R.R. Donnelley, Morton Graphics, Merrill Corp.); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, Interactive Data Corporation, FactSet and Wilshire Associates. The Funds may disclose non-public current portfolio holdings information to FT Interactive on a daily basis for valuation purposes, to FactSet on a daily basis for portfolio holdings analysis, and to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis. The Funds also provide current portfolio holdings information to Lipper, Morningstar, Thompson Financial, Vestek, ValueLine and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The President, Treasurer and Secretary hold office until a successor has been duly elected and qualified. Other officers serve at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	41	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (24 portfolios)	Significant board experience; currently professor of finance; audit committee financial expert.

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee of Bowdoin College (2002-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002- 2009)	41	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (24 portfolios)	Significant board experience; significant executive experience with several financial services firms; continuing service as Independent Chairman of the Board of Trustees.

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-Present); Attorney at	41	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1	Significant board experience; practicing attorney; continuing service as Chairman of the Trust’s Audit

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
		Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)		portfolio); Trustee of Aston Funds (24 portfolios)	Committee.

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	41	Trustee, Professionally Managed Portfolios (40 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of Aston Funds (24 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator; audit committee financial expert.

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	41	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (24 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1977-Present); Director, CISDM at the University of Massachusetts, (1996-Present); Partner, TRS Associates (1982-Present); President, Alternative	41	Trustee of Aston Funds (24 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Partner, S Capital Management, LLC (2007-Present),

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Streur is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Dalton is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, AMG and his position with Managers Distributors, Inc. Mr. Streur serves as President of the Trust and Funds.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER*	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
John H. Streur DOB: 2/6/60	Trustee since 2008; President and Principal Executive Officer since 2008	Senior Managing Partner, Managers Investment Group LLC (2006-Present); Managing Partner, Managers Investment Group LLC (2005-2006); Chief Executive Officer, President and Chief Operating Officer, The Burridge Group LLC (1996-2004)	41	None	Significant board experience; significant executive experience with several financial services firms; former chief executive officer of asset management firm; continuing service as President of the Trust.

Nathaniel Dalton DOB: 9/29/66	Trustee since 2008	Executive Vice President and Chief Operating Officer, Affiliated Managers Group, Inc. (2006-Present); Executive Vice President, Affiliated Managers Group, Inc. (2002-2006); Executive Vice President and General Counsel, Affiliated Managers Group, Inc. (2001-2002); Senior Vice President and General Counsel, Affiliated Managers Group, Inc. (1996-2001)	41	None	Significant board experience; significant executive experience with several financial services firms; former practicing attorney in private law firm and former general counsel of an asset management firm.

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with Managers, and also may benefit from information provided by the Trust’s and Managers’ legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its Committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Christine C. Carsman DOB: 4/2/52	Secretary since 2004; Chief Legal Officer since 2004	Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Donald S. Rumery DOB: 5/29/58	Chief Financial Officer since 2007; Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Principal Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2008-Present); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Vice President, The Managers Funds LLC (1994-2004)

Keitha L. Kinne DOB: 5/16/58	Chief Operating Officer since 2007	Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Investment Officer, Managers Investment Group LLC (2008-Present); Chief Operating Officer, The Managers Funds, Managers Trust I, Managers Trust II, and Managers AMG Funds (2007-Present); Managing Director, Legg

Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006); Senior Vice President, Prudential Investments (1999-2004)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2010	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2010

Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	None None None None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 Over $100,000

Interested Trustees: John H. Streur Nathaniel Dalton	None None	Over $100,000 Over $100,000

*	The Family of Investment Companies consists of the funds of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of Managers AMG Funds (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of eight Trustees, six of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board of Trustees. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below) comprised exclusively of Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In executive session, the

Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their separate, independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

Managers AMG Funds has retained Managers as the Funds’ investment adviser and administrator. Managers provides the Funds with investment advisory services, and is responsible for day-to-day management and administration of the Funds, and management of the risks that arise from the Funds’ investments and operations. Employees of Managers serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by Managers and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review and assessment that is provided to the Board for review and discussion. The risk assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In addition, each Committee of the Board provides oversight of Managers’ risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant Committees meet periodically with the Funds’ Chief Legal Officer to receive reports on Managers’ risk management activities. The Board also meets periodically with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds’ subadvisers and Managers’ investment research team to receive reports regarding the management of the Funds, including their investment risks. The Board also meets periodically with the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of Managers to hear generally about Managers’ business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm, (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Funds, and pre-approve the audit services provided by the independent registered public accounting firm, (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Pricing Committee from time to time. The Audit Committee met two times during the 12-month period November 1, 2009 through October 31, 2010.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met six times during the 12-month period November 1, 2009 through October 31, 2010.

Trustees’ Compensation

For their services as Trustees of the Trust and other mutual funds within the Managers Fund Complex for the 12-month period November 1, 2009 through October 31, 2010 the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$174	$85,000
William E. Chapman II (c)	$209	$100,000
Edward J. Kaier (d)	$188	$90,000
Steven J. Paggioli	$174	$85,000

Eric Rakowski	$174	$85,000
Thomas R. Schneeweis	$174	$85,000

Interested Trustees:
John H. Streur	None	None
Nathaniel Dalton	None	None

(a)	Because the Funds commenced operations on or following the date of this SAI, compensation is estimated for the Funds’ initial fiscal year ending October 31, 2011. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended October 31, 2010 for services as a Trustee of the Managers Fund Complex, which, as of October 31, 2010, consisted of 38 funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $20,000 annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier receives an additional $8,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Because the Funds commenced operations on or following the date of this SAI, no person or entity “controlled” (within the meaning of the 1940 Act) any of the Funds. A person or entity that “controls” the Funds could have effective voting control over the Funds. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders

Because the Funds commenced operations on or following the date of this SAI, no persons or entities owned beneficially and/or of record 5% or more of the outstanding shares of any of the Funds.

Management Ownership

Because the Funds commenced operations on or following the date of this SAI, as of March 1, 2011, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to each Fund. The Investment Manager also serves as administrator of the Funds and carries out the daily administration of the Trust and the Funds. The Investment Manager’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606. The Investment Manager is an independently managed subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Funds. MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

The assets of each Fund are managed by a Subadvisor selected by the Investment Manager, subject to the review and approval of the Trustees. Trilogy Global Advisors, LP (“Trilogy” or the “Subadvisor”) was selected by the Investment Manager, subject to the review and approval of the Board of Trustees. As of December 31, 2010, Trilogy had approximately $16.5 billion in assets under management. An indirect subsidiary of AMG is the Managing Member of and owns a majority interest in Trilogy. Trilogy’s address is 1114 Avenue of the Americas, 28th Floor, New York, New York 10036. The Investment Manager recommends Subadvisors for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of each Subadvisor’s skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds benefit from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a Subadvisor, and the Investment Manager does not expect to make frequent changes of Subadvisors. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the subadvisory fees of Trilogy. As part of its services to the Funds under an investment management agreement with the Trust (the “Investment Management Agreement”), the Investment Manager also serves as administrator of each Fund. The Investment Manager receives no additional compensation from the Funds for its administration services.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objectives, policies and restrictions. Generally, the services that the Subadvisor provides to the Funds are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Funds and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which an affiliate of the Funds’ Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds pursuant to the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with Trilogy with respect to the Funds (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on 60 days’ written notice to the other party and to the applicable Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

•

developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•

determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Funds;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trust’s Board of Trustees. The provision of investment advisory services by the Subadvisor to a Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

Each Fund pays all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of each Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the respective Fund in the selection of portfolio investments and the allocation of investment opportunities. However, they do not obligate the Subadvisor to acquire for the Funds a position in any investment that any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit each Fund.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Funds or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust may rely on an exemptive order from the SEC that, subject to compliance with its conditions, would permit the Investment Manager to enter into subadvisory agreements with unaffiliated subadvisors without shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Trustees but without shareholder approval, to employ new unaffiliated subadvisors for a Fund, change the terms of the subadvisory agreement for an unaffiliated subadvisor, or continue the employment of an unaffiliated subadvisor after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the

Fund. The Investment Manager may not change a Subadvisor to the Funds without approval of the Trust’s Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.

Compensation of the Investment Manager and the Subadvisor

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, at the annual rates included in the table below, which is computed daily as a percentage of the value of the average daily net assets of the applicable Fund and may be paid monthly.

Fund	Investment Management Fee
Trilogy Global Equity Fund	0.45%
Trilogy Emerging Markets Equity Fund	0.70%
Trilogy International Small Cap Fund	1.00%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor all or a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Subadvisor manages. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from a Fund and does not increase a Fund’s expenses.

Investment Management Fees Paid by the Funds. Because the Funds commenced operations on or following the date of this SAI, there have been no payments by the Funds to the Investment Manager for advisory services.

Expense Limitations

From time to time, the Investment Manager and the Subadvisor may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager or Subadvisor may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of the Funds’ Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant a Fund’s contractual expense limitation, the Investment Manager and the Subadvisor may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. In addition, the Investment Manager or Subadvisor may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. Because the Funds commenced operations on or following the date of this SAI, there have been no fees waived or expenses reimbursed to (repayments by) the Funds.

Portfolio Managers of the Funds (information as of October 31, 2010)

Trilogy has day-to-day responsibility for managing each Fund’s portfolio and has managed each Fund since its inception.

William Sterling, Robert Beckwitt and Gregory Gigliotti serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy Global Equity Fund.

Pablo Salas, William Sterling and Robert Beckwitt serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy Emerging Markets Equity Fund.

William Sterling, Pablo Salas, Gregory Gigliotti, Jessica Reuss and David Runkle serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Trilogy International Small Cap Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: William Sterling

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	3	$612.8	0	$0
Other Pooled Investment Vehicles	46	$6,383.9	2	$466.2
Other Accounts	37	$8,261.5	5	$1,807.7

Portfolio Manager: Robert Beckwitt

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	3	$612.8	0	$0
Other Pooled Investment Vehicles	39	$5,627.3	2	$466.2
Other Accounts	37	$8,261.5	5	$1,807.7

Portfolio Manager: Gregory J. Gigliotti

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	1	$35.1	0	$0
Other Pooled Investment Vehicles	23	$2,505.3	0	$0
Other Accounts	30	$6,183.2	3	$1,465.5

Portfolio Manager: Pablo Salas
Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	2	$577.7	0	$0
Other Pooled Investment Vehicles	18	$2,870.5	2	$466.2
Other Accounts	7	$2,078.3	2	$342.2

Portfolio Manager: Jessica Reuss
Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$40.4	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager: David Runkle
Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$40.4	0	$0
Other Accounts	0	$0	0	$0

*	The information set forth above reflects information about other accounts managed by a team, committee, or other group that includes the portfolio manager. The portfolio manager does not individually manage any registered investment companies, pooled investment vehicles or other accounts.

Potential Material Conflicts of Interest

Trilogy manages multiple accounts, which may have similar investment strategies, guidelines and objectives, and may track the same benchmark as other accounts. These other accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective pools. Some accounts may have fee structures different from other accounts, which may include having a performance fee, and this may create an incentive to favor such account with certain trades. Trilogy’s management of such other accounts may create potential conflicts of interest regarding allocation of investment opportunities, cross trading and the aggregation and allocation of trades. In addition, there are some circumstances, for example where an account has different guidelines, where Trilogy may make opposing investment decisions for one or more other accounts. In accordance with its fiduciary duties to all of its clients, Trilogy has adopted compliance policies and procedures designed to manage these conflicts and to treat all of its clients fairly and equitably. Trilogy periodically reviews its accounts to verify consistency with its policies and procedures are being followed. Trilogy and/or its employees and certain other related persons may from time to time buy, sell or hold securities or other investment vehicles that Trilogy also buys, sells or holds on behalf of client accounts. Trilogy has adopted policies and procedures designed to minimize potential conflicts of interest relating from such activity.

Trilogy’s policy is to seek best execution on behalf of its clients, and chooses the brokers used for portfolio transactions with this goal in mind. Subject to obtaining best execution, Trilogy may execute client transactions with broker-dealers who provide investment research products and/or services, and who may charge a higher commission rate than may be available from another broker. Trilogy will make a good faith determination that the amount of commission and other fees paid to any broker that provides research is reasonable in relation to the value of all brokerage and research services provided by the broker-dealer, viewed in terms of the particular transaction or Trilogy’s overall responsibilities to its clients. Research obtained from any particular broker-dealer may be used to service some or all of Trilogy’s client accounts, but are not restricted to use only for those accounts paying such broker-dealer. Certain accounts may benefit disproportionately from research provided by brokers based on the relative amounts of commissions paid by each account.

Portfolio Manager Compensation

Trilogy maintains a highly competitive compensation program for its employees. The primary elements of total compensation for Trilogy portfolio managers are a base salary and a variable annual performance cash incentive award. In addition, long term non-cash incentives such as equity ownership may be awarded from time to time. Furthermore, each senior portfolio manager is currently an equity shareholder in Trilogy, which encourages retention and provides full participation in the success of the business. The base salary portion of total compensation for portfolio managers represents a relatively small portion of total compensation for the portfolio managers. Compensation is structured in this way to create strong incentives for overall portfolio manager performance. A portfolio manager’s base salary is determined by the manager’s experience and competitive market data on like positions. The portfolio manager’s bonus is determined by the Trilogy Compensation Committee and is modified each year as appropriate to reflect changes in the market and takes into account other factors including, among others, individual performance, pre-tax investment performance of the Funds based on one and three year periods versus appropriate peer groups or benchmarks for their product, attainment of specified goals, teamwork, success of investment ideas, leadership and the success of the firm and its investment products. The Trilogy Compensation Committee evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third-party industry compensation consultant. No material differences exist between the compensation structure that exists for portfolio managers responsible for mutual fund accounts and that of portfolio managers responsible for other types of accounts.

Portfolio Managers’ Ownership of Fund Shares

Trilogy Global Equity Fund

Mr. Sterling:	None
Mr. Beckwitt:	None
Mr. Gigliotti:	None

Trilogy Emerging Markets Equity Fund

Mr. Salas:	None
Mr. Sterling:	None
Mr. Beckwitt:	None

Trilogy International Small Cap Fund

Mr. Sterling:	None
Mr. Salas:	None
Mr. Gigliotti:	None
Ms. Reuss:	None
Mr. Runkle:	None

Proxy Voting Policies and Procedures

Proxies for each Fund’s portfolio securities are voted in accordance with Trilogy’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Because the Funds commenced operations on or following the date of this SAI, there is no information available for how each Fund voted proxies relating to its portfolio securities during the past twelve months.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administration Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds. Pursuant to an Administration Agreement between the Investment Manager and the Subadvisor, the Subadvisor reimburses the Investment Manager for the administrative services it provides to each Fund.

Distribution Arrangements

Under a Distribution Agreement between the Trust and MDI, MDI serves as the principal distributor and underwriter for the Funds. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangements discussed below, generally MDI bears a portion of expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Funds’ Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to MDI shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between MDI and the Investment Manager from time to time. MDI is not obligated to sell any specific amount of shares of any Fund. All share classes of the Funds are sold without a front end or contingent deferred sales load and Institutional Class shares and Service Class shares of the Funds are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

For sales of Fund shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold shares of the Funds With respect to each Fund discussed in this SAI, certain programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, by MDI or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Rule 12b-1 Distribution and Service Plan. The Trust has adopted a distribution and service plan with respect to the Investor Class shares of each of the Funds (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Investor Class shares of the Funds are not currently being offered, and there are no such shares currently outstanding. Service Class and Institutional Class shares of the Funds are sold without a front end or contingent deferred sales load and are not subject to the expenses of any Rule 12b-1 Plan.

Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of Investor Class shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, MDI provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any related agreements, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described therein. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operations of the Plan or any related agreements, or by a vote of a majority of the outstanding voting securities of the applicable Fund (as that term is defined in the 1940 Act). The Plan will automatically terminate in the event of its assignment.

Because Investor Class shares of the Funds are not currently being offered and there are no such shares currently outstanding, no payments for the Investor Class shares have been made under the Plan.

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent for the Funds and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor places all orders for the purchase and sale of securities that are held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to a Fund except portfolio investment management and related record-keeping services. The Investment Manager may request that the Subadvisor employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

Because the Funds commenced operations on or following the date of this SAI, there have been no payments by the Funds for brokerage commissions.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell a Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust before 4:00 p.m. New York time at the address listed in the current Prospectus on any day that the NYSE is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the

Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. With respect to the Trilogy Global Equity Fund, there is no redemption charge. With respect to the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund, each Fund will deduct a redemption/exchange fee (the “Redemption/Exchange Fee”) of 2% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. The Redemption/Exchange Fee may not apply in certain circumstances, as described in the Funds’ Prospectus. For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of each of the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund are conducted in a first in/first out (“FIFO”) basis such that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

The Trust reserves the right to redeem a shareholder account (after 60 days’ notice and the opportunity to reestablish the account balance) when the value of a Fund’s shares in the account falls below $500 with respect to Investor Class shares and Service Class shares or falls below $25,000 with respect to Institutional Class shares of the Funds, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in the Funds’ Prospectus, an investor may exchange shares of a Fund for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load) or, with respect to Funds offering multiple classes of shares, into shares of the same class of any of the other funds managed by the Investment Manager. Not all Funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ Funds described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”) (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. With respect to the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund, each Fund will apply and deduct the Redemption/Exchange Fee of 2% from the proceeds of any redemption by exchange if the exchange occurs within 60 days of the purchase of those shares.

Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Funds’ Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Net Asset Value

Each Fund or class computes its net asset value (“NAV”) once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of a Fund or class is equal to the value of the Fund’s or class’s assets minus liabilities divided by the number of shares outstanding. A Fund’s securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. OTC securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, OTC securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

In connection with the Funds’ fair value policy and procedures, portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board of Trustees, the

Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign portfolio investments.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of a Fund’s shares, and no compensation or other consideration is received by a Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in its Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund intends to elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to so qualify, each Fund must, among other things:

(a)	derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income “Qualifying Income”);

(b)	invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that

(i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes to shareholders in the form of dividends (including Capital Gain Dividends, as defined below) on a timely basis.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of a Fund as a regulated investment company.

If a Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions may be eligible for treatment as qualified dividend income for individuals and for the dividends-received deduction for corporate shareholders. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, such Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of the Funds’ Investments

Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt securities with a fixed maturity date of more than one year from the date of issuance (and all zero coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are purchased by a Fund will be treated as having original issue discount (“OID”). OID generally can be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by a Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income required to be distributed to shareholders as described above, whether or not cash on the debt security is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price (or, in the case of original issue discount obligations, the revised issue price) of a debt security over the purchase price of such security. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. Generally, a Fund will be required to include the acquisition discount or OID in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from cash assets or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.

Options, Futures, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax laws, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, and swaps. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities, equity indices and futures contracts) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts, and swaps undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Foreign Currency Transactions and Hedging. Gains or losses attributable to fluctuations in exchange rates that occur between the time each Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Repurchase Agreements and Securities Loans. A Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, any (i) amounts received by the Fund in place of dividends or interest earned on the security during the period that such security was not directly held by the Fund may not give rise to qualified dividend income or distributions qualifying for the corporate dividends-received deduction (each of which is described below); and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Real Estate Investment Trusts. A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may at other times require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject such Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to that Fund’s shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Investment Companies. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a regulated investment company (each, an “investment company”), and the investment company reports such dividends as qualified dividend income, then the Fund is permitted in turn to report (generally on an IRS Form 1099) a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company. If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the corporate dividends-received deduction, then the Fund is permitted in turn to report (generally on an IRS Form 1099) its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company. (Qualified dividend income and the dividends-received deduction are described below.)

Mortgage-Related Securities. The Funds may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities such as REITs) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below. Any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Taxation of Certain Investments. As described above, certain of each Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Funds may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of each Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. The reduced rates apply only to taxable years beginning before January 1, 2013, unless Congress enacts tax legislation providing otherwise. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. The special tax treatment of qualified dividend income applies only to taxable years beginning before January 1, 2013, unless Congress enacts tax legislation providing otherwise. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for the purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short term capital gain over net long term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs or REITs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains a Fund realizes that year, in which case the excess generally will reduce the shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gains from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of its shares.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxes

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gain) on certain foreign securities may occur. Consequently, a Fund’s yield on those securities will be decreased. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The Funds do not expect to be eligible to pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by other regulated investment companies in which the Funds invest.

If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld, and shareholders will not be entitled to claim a credit or deduction with respect to such taxes.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). In that case, the UBTI portion of the tax-exempt shareholder’s income from its investment in a Fund for the year generally would equal the total income from its investment in such Fund recognized by the tax-exempt shareholder in that year multiplied by the ratio of the tax-exempt shareholder’s average acquisition debt balance to the average tax basis of its shares for the year.

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs (as described above) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, if at any time during any taxable year a “disqualified organization” (a CRT or one of certain other tax-exempt shareholders, including the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that allocates any “excess inclusion income” to its shareholders, the disqualified organization will not realize UBTI solely as a result of that allocation. Instead, the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. The extent to which the October 2006 guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Funds are liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Funds continue to qualify as a regulated investment company under Subchapter M of the Code. However, each Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of the Funds and their shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation, instrument or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of each of the Trilogy Global Equity Fund, the Trilogy Emerging Markets Equity Fund and the Trilogy International Small Cap Fund – the Institutional Class, Service Class, and Investor Class shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of the Funds represents an equal proportional interest in the Funds with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Funds’ Prospectus and in this SAI.

The shareholders of a Fund in the Trust are entitled to one vote for each dollar of NAV (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Trust’s Declaration of Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of a Fund having a NAV of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request that they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Funds’ Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Funds’ Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Funds’ Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or MDI. The Funds’ Prospectus and

this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

Because the Funds commenced operations on or following the date of this SAI, there are no financial statements for the Funds.

APPENDIX A

TRILOGY GLOBAL ADVISORS, LP

PROXY VOTING POLICIES AND PROCEDURES

Trilogy Global Advisors

Compliance Policies & Procedures Manual

28. PROXY VOTING

Clients may elect to delegate proxy vote decisions to Trilogy or to retain all or a portion of voting control for themselves. Trilogy has retained a third party, RiskMetrics Group, Inc. (“RMG”) to vote proxies in those instances where voting authority has been delegated to Trilogy. RMG prepares research reports and voting recommendations, and also handles vote execution, reporting and record keeping. RMG receives an electronic feed of all holdings for which Trilogy has been delegated voting authority. The trustees and/or custodians for the relevant accounts have been instructed to deliver all proxy materials they receive directly to RMG. RMG is responsible for monitoring the accounts and holdings to be sure that all proxies are received and voted for relevant Trilogy clients. However, certain proxies may not be voted in order to avoid limitations on liquidity that may be imposed by certain issuers (generally non- US issuers) around the time of a vote. Trilogy personnel do not generally physically handle proxies as a result of Trilogy’s retention of RMG.

Trilogy has instructed RMG to follow RMG’s recommendations for votes. Votes cast on behalf of certain clients may be different from those recommended for other clients based on different available guidelines relevant to or determined by the particular client. In the event Trilogy believes that a vote other than that recommended by RMG will benefit clients, Trilogy’s procedures require documentation and evaluation of such decision before any vote is changed in order to avoid any conflict of interest and Trilogy will make a final voting decision based on its reasonable determination of what is in the best economic interest of the client.

Trilogy will provide a copy of its proxy voting policy to any client upon request.

Effective as of November 22, 2010

RiskMetrics Group

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 22, 2010

Copyright© 2010 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2010 proxy voting guidelines can be found in the Jan. 15, 2010, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

Risk Management  |   RiskMetrics Labs  |  ISS Governance Services  |  Financial Research & Analysis www.riskmetrics.com

Routine/Miscellaneous:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

*****

Board of Directors:

Votes on director nominees should be determined on a CASE-BY-CASE basis.

Four fundamental principles apply when determining votes on director nominees:

•	Board Accountability

•	Board Responsiveness

•	Director Independence

•	Director Competence

Board Accountability

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:

1	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election – any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

•

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short- term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

2	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.

Director Competence

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.

*****

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

*****

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors; approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Shareholder Rights & Defenses:

Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

*****

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

*****

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

*****

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.

*****

Capital /Restructuring:

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of the specific reasons for the proposed increase;

•

The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

•	Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

*****

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

*****

Compensation:

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

*****

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

*****

Other Compensation Proposals and Policies

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&LA). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS - Global Industry Classification Group); and

•

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CDELA is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.

While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskrnetrics.conn/policy/2010_compensation_FAQ:

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•

Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

*****

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

*****

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

*****

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

*****

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

*****

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

*****

6. Social/Environmental Issues:

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

*****

Board Diversity

Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

*****

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

•	Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

*****

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

*****

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

*****

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of Managers AMG Funds (the “Registrant” or the “Trust”)

Item 28. Exhibits.

Exhibit No	Description

a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iii)

a.5	Amendment No. 4 to Master Trust Agreement. (iii)

a.6	Amendment No. 5 to Master Trust Agreement. (iv)

a.7	Amendment No. 6 to Master Trust Agreement. (v)

a.8	Amendment No. 7 to Master Trust Agreement. (vii)

a.9	Amendment No. 8 to Master Trust Agreement. (ix)

a.10	Amendment No. 9 to Master Trust Agreement. (x)

a.11	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003). (xv)

a.13	Amendment No. 11 [sic] to Master Trust Agreement. (xiii)

a.14	Amendment No. 13 to Master Trust Agreement. (xv)

a.15	Amendment No. 14 to Master Trust Agreement. (xv)

a.16	Amendment No. 15 to Master Trust Agreement. (xv)

a.17	Amendment No. 16 to Master Trust Agreement. (xvi)

a.18	Amendment No. 17 to Master Trust Agreement. (xvii)

a.19	Amendment No. 18 to Master Trust Agreement. (xx)

a.20	Amendment No. 19 to Master Trust Agreement. (xxi)

a.21	Amendment No. 20 to Master Trust Agreement. (xxv)

a.22	Amendment No. 21 to Master Trust Agreement. (xxviii)

a.23	Amendment No. 22 to Master Trust Agreement. (filed herewith)

b.1	Amended and Restated By-Laws of the Trust. (xxvi)

c.	Articles IV and V and Sections 6.1, 6.3, 6.5, 6.6, 7.1, 7.2, and 7.3 of the Master Trust Agreement dated June 18, 1999, incorporated by reference herein as Exhibit a.1. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to the Essex Growth Fund (formerly, Essex Aggressive Growth Fund), dated as of October 19, 1999. (ii)

1

d.3	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (xxiv)

d.4	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (vii)

d.5	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

d.6	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xv)

d.7	Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.8	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.9	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

d.10	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Mid Cap Value Fund. (xvii)

d.11	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Skyline Special Equities Portfolio is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

d.12	Sub-Advisory Agreement between Managers and Skyline Asset Management, L.P. with respect to the Skyline Special Equities Portfolio dated January 23, 2009. (xxvi)

d.13	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.14	Form of Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.15	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

d.16	Form of Letter Agreement to the Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC with respect to the GW&K Municipal Bond Fund. (xxviii)

d.17	Form of Subadvisory Agreement between Managers and The Renaissance Group LLC with respect to the Renaissance Large Cap Growth Fund. (xxviii)

d.18	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

2

d.19	Subadvisory Agreement between Managers and Trilogy Global Advisors, LP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

e.1	Distribution Agreement between Managers Distributors, Inc. and the Registrant, on behalf of each of its series, dated December 4, 2009. (xxx)

e.2	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

h.1	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xi)

h.2	Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

h.3	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xii)

h.4	Transfer Agency Services Agreement between the Registrant and BNY Mellon Global Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (xiii)

h.5	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Global Investment Servicing (US) Inc. dated, January 1, 2008. (xxii)

h.6	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund. (xv)

h.7	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xv)

h.8	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

h.9	Expense Limitation Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

h.10	Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration Statement No. 333-146198 (filed October 23, 2007).

h.11	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund and GW&K Municipal Enhanced Yield Fund. (xxix)

h.12	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

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h.13	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxx)

h.14	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

h.15	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Growth Fund (formerly, Essex Aggressive Growth Fund). (viii)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (vii)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xii)

i.6	Opinion and Consent of Ropes & Gray LLP with respect to Essex Small/Micro Cap Growth Fund and Systematic Value Fund. (xv)

i.7	Opinion and Consent of Ropes & Gray LLP with respect to Systematic Mid Cap Value Fund. (xvii)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to Skyline Special Equities Portfolio. (xxi)

i.9	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and the GW&K Municipal Enhanced Yield Fund. (xxv)

i.10	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

i.11	Opinion and Consent of Ropes & Gray LLP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

j.1	Consent of PricewaterhouseCoopers LLP. (filed herewith)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (xxii)

k.	Not Applicable.

l.	Not Applicable.

m.1	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated as of December 15, 2010. (filed herewith)

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xxiv)

n.2	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3

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with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund, Systematic Mid Cap Value Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (filed herewith)

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Growth Fund. (xvi)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xiv)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (xviii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (xxii)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xxiii)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (xx)

p.6	Code of Ethics of Skyline Asset Management, L.P. is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

p.7	Code of Ethics of Gannett Welsh & Kotler, LLC. (xxviii)

p.8	Code of Ethics of The Renaissance Group LLC. (xxviii)

p.9	Code of Ethics of Trilogy Global Advisors, LP. (filed herewith)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Intentionally omitted.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

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(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2007).

(xix)	Intentionally omitted.

(xx)	Filed as an exhibit to Post Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2007).

(xxi)	Filed as an exhibit to Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 21, 2007).

(xxii)	Filed as an exhibit to Post Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2008).

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2008).

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 26, 2008).

(xxv)	Filed as an exhibit to Post Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 29, 2008).

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 28, 2009).

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

(xxix)	Filed as an exhibit to Post Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed July 24, 2009).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2010).

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Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Reference is made to the Distribution Agreement with Managers Distributors, Inc., and any amendments thereto, attached as Exhibit e.1, which is incorporated herein by reference, and Exhibit e.2, which is filed herewith, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and

7

other connections of the officers and directors of Managers Investment Group LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers has hired one or more Subadvisor(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Except for Skyline Asset Management, L.P., each of the Subadvisors is majority owned by AMG and is an affiliate of Managers and the Registrant.

Subadvisor	File Number	Funds

Essex Investment Management Company, LLC	801-55496	Essex Growth Fund; Essex Small/Micro Cap Growth Fund

Systematic Financial Management, L.P.	801-48908	Systematic Mid Cap Value Fund; Systematic Value Fund

TimesSquare Capital Management, LLC	801-63492	TimesSquare Mid Cap Growth Fund; TimesSquare Small Cap Growth Fund

Skyline Asset Management, L.P.	801-49603	Skyline Special Equities Portfolio

Gannett Welsh & Kotler, LLC	801-61559	GW&K Small Cap Equity Fund; GW&K Municipal Enhanced Yield Fund; GW&K Municipal Bond Fund

The Renaissance Group LLC	801-50177	Renaissance Large Cap Growth Fund

Trilogy Global Advisors, LP	801-57139	Trilogy Global Equity Fund; Trilogy Emerging Markets Equity Fund; Trilogy International Small Cap Fund

Item 32. Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	Trustee

8

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

John Streur c/o Managers Investment Group LLC 333 W. Wacker Drive, Suite 1200 Chicago, Illinois 60606	President	President, Principal Executive Officer, and Trustee

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer, Chief Financial Officer, and Principal Financial Officer

Keitha L. Kinne c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Vice-President	Chief Operating Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of Managers Investment Group LLC, 333 W. Wacker Drive, Chicago, Illinois 60606, at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	Essex Investment Management Company, LLC, 125 High Street, 29th Floor, Boston, Massachusetts 02110.

(3)	Skyline Asset Management, L.P., 120 S. LaSalle Street, Suite 1320, Chicago, Illinois 60603.

(4)	TimesSquare Capital Management, LLC, 1177 Avenue of the Americas, 39th Floor, New York, New York 10036.

(5)	Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, 7th Floor Glenpointe East, Teaneck, New Jersey 07666.

(6)	Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116.

(7)	The Renaissance Group LLC, 50 East RiverCenter Boulevard, Suite 1200, Covington, Kentucky 41011.

(8)	Trilogy Global Advisors, LP, 1114 Avenue of the Americas, 28th Floor, New York, New York 10036-7701.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 28th day of February, 2011.

MANAGERS AMG FUNDS

By:	/s/ DONALD S. RUMERY
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ JACK W. ABER* Jack W. Aber	Trustee	February 28, 2011

/S/ WILLIAM E. CHAPMAN, II* William E. Chapman, II	Trustee	February 28, 2011

/S/ NATHANIEL DALTON* Nathaniel Dalton	Trustee	February 28, 2011

/S/ EDWARD J. KAIER* Edward J. Kaier	Trustee	February 28, 2011

/S/ STEVEN J. PAGGIOLI* Steven J. Paggioli	Trustee	February 28, 2011

/S/ ERIC RAKOWSKI* Eric Rakowski	Trustee	February 28, 2011

/S/ THOMAS R. SCHNEEWEIS* Thomas R. Schneeweis	Trustee	February 28, 2011

/S/ JOHN H. STREUR* John H. Streur	Trustee, President, and Principal Executive Officer (Principal Executive Officer)	February 28, 2011

/S/ DONALD S. RUMERY Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	February 28, 2011

*By:	/s/ DONALD S. RUMERY
Pursuant to Powers of Attorney incorporated herein by reference

Date: February 28, 2011

Exhibit Index

Exhibit No.	Description

a.23	Amendment No. 22 to Master Trust Agreement.

d.18	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

d.19	Subadvisory Agreement between Managers and Trilogy Global Advisors, LP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

e.2	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

h.15	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

i.11	Opinion and Consent of Ropes & Gray LLP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

j.1	Consent of PricewaterhouseCoopers LLP.

m.1	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated as of December 15, 2010.

n.2	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund, Systematic Mid Cap Value Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund.

p.9	Code of Ethics of Trilogy Global Advisors, LP.